Cover	Nov. 15, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment to Current Report on Form 8-K (this “Form 8-K/A”) is being filed by AgEagle Aerial Systems Inc. (the “Company”) solely for the purpose of filing a legal opinion as an exhibit to that certain Current Report on Form 8-K originally filed with the Securities and Exchange Commission (“SEC”) on November 16, 2023 (the “Original Form 8-K”).
Document Period End Date	Nov. 15, 2023
Entity File Number	001-36492
Entity Registrant Name	AGEAGLE AERIAL SYSTEMS INC.
Entity Central Index Key	0000008504
Entity Tax Identification Number	88-0422242
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8201 E. 34th Cir N
Entity Address, City or Town	Wichita
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	67226
City Area Code	(620)
Local Phone Number	325-6363
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	UAVS
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false